Property and Equipment, net - Schedule of Property and Equipment (Details)	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 HKD ($)
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (3,213,502)	$ (409,781)	$ (3,047,996)
Net book value	260,896	33,269	286,725
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,740,189	349,425	2,638,812
Furniture and fixture
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	637,217	81,257	598,917
Office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 96,992	$ 12,368	$ 96,992